Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share

16. Net Loss Per Share

We compute net loss per share using the two-class method required for participating securities. Under the two-class method, undistributed earnings for the period are allocated to participating securities, including the redeemable preferred shares that were settled as part of the Business Combination, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there was no contractual obligation for the redeemable preferred shares to share in losses, our basic net loss per share attributable to ordinary shareholders for the years ended December 31, 2021, and 2020, is computed by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding. No dividends were declared or paid for the years ended December 31, 2021 and 2020.

Diluted net loss per share attributable to ordinary shareholders adjusts basic net loss per share attributable to ordinary shareholders to give effect to all potential ordinary shares that were dilutive and outstanding during the year. For the years ended December 31, 2021, and 2020, the treasury stock method was used to assess our warrants and share-based payment awards while the if-converted method was used to assess our convertible debt and preferred shares; however, no instrument was determined to have a dilutive effect.

The following table sets forth the computation of our basic and diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2021, and 2020 (amounts in thousands, except share and per share amounts):

	For the year ended December 31,
	2021	2020
Numerator:
Net loss attributable to ordinary shareholders – basic and diluted	$(93,378)	$(9,605)
Denominator:
Weighted average ordinary shares outstanding – basic and diluted	75,362,870	28,312,125
Net loss per ordinary share:
Basic and diluted	$(1.24)	$(0.34)

The following table discloses the outstanding securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share as the impact would be anti-dilutive:

	As of December 31,
	2021	2020
EDGE warrants	2,176,081	2,176,081
Other nonemployee warrants	—	413,313
Employee awards	2,101,972	—
Share-based compensation liability	1,007,884	179,037
Private Warrants	10,250,000	—
Public Warrants	14,375,000	—
Redeemable preferred shares	—	7,500,000
Total	29,910,937	10,268,431

For the year ended December 31, 2021 the Company excluded the 850,000 CEO Option Awards, as it is not yet probable that the performance conditions will be achieved.